Related party transactions - Summary of Account Balances and Transactions with Associates and Joint Ventures Accounted for Under the Equity Method (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of transactions between related parties [line items]
Trade and other accounts receivables	¥ 23,270	¥ 14,105
Other current assets	8,195	7,747
Accounts payable, trade	1,262	1,653
Short-term borrowings	29,454	28,342
Lease liabilities and other	78,102	74,955
Accounts payable for property, plant and equipment	16	12,050
Sales	48,414	45,260	¥ 47,759
Purchases	7,108	5,099	4,056
Lease payments and other	15,467	13,720	11,180
Payments for property, plant and equipment	16	20,553	12,052
Associates [member]
Disclosure of transactions between related parties [line items]
Trade and other accounts receivables	19,357	7,779
Other current assets	8,195	7,747
Accounts payable, trade	997	1,425
Short-term borrowings	3,070	3,124
Lease liabilities and other	78,102	74,955
Accounts payable for property, plant and equipment	16	12,050
Sales	14,215	15,040	20,385
Purchases	6,385	4,450	3,271
Lease payments and other	15,467	13,720	11,180
Payments for property, plant and equipment	16	20,553	12,052
Joint ventures [member]
Disclosure of transactions between related parties [line items]
Trade and other accounts receivables	3,913	6,326
Accounts payable, trade	265	228
Short-term borrowings	26,384	25,218
Sales	34,199	30,220	27,374
Purchases	¥ 723	¥ 649	¥ 785